Accrued Liabilities(Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Schedule Of Accrued Liabilities [Line Items]
Accrued compensation and related benefits	$ 272,342	$ 103,217
Accrued research and development expense	915,699	868,000
Accrued other expense		383,750
Accrued expenses and other current liabilities	$ 1,188,041	$ 1,354,967	$ 1,077,836